Rule 497(d)

                                 FT 364

         The Dow(sm) Target 5 FlexPortfolio, September 1999 Series

           Supplement to the Prospectus dated August 31, 1999

       Notwithstanding  anything  to  the  contrary  contained   in   the
Prospectus, all Units of the Trust will be issued in uncertificated (book-entry) form.

September 16, 1999